GENERAL - Identified Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 1,821,969	$ 1,617,118	$ 1,606,756
LiveVox Inc.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed	63,575
Goodwill	186,193
Total	424,117
LiveVox Inc. | Trademarks
Business Acquisition [Line Items]
Intangible assets	$ 4,930
Estimated useful life	5 years
LiveVox Inc. | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets	$ 137,462
Estimated useful life	5 years
LiveVox Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets	$ 31,957
Estimated useful life	5 years